VAN KAMPEN UNIT TRUSTS, MUNICIPAL SERIES 531, 532, 534,
                         535, 536, 537, 538, 539 AND 540

                          SUPPLEMENT TO THE PROSPECTUS

         PUBLIC OFFERING--UNIT DISTRIBUTION. The paragraph immediately following the table under "Public Offering--Unit Distribution--IM-IT Laddered Series and IM-IT Limited Maturity Trusts" in Prospectus Part II is replaced in its entirety with the following paragraph:

                  Notwithstanding the preceding table, non-Underwriter broker-dealers and other selling agents that purchase 100 or more Units of a Trust from the Sponsor on the Date of Deposit ("Qualifying Broker-Dealers") will be allowed a concession or agency commission on such Units equal to the regular concession allowed to Underwriters described under "Sponsor and Underwriter Compensation" below. In addition, Qualifying Broker-Dealers will be allowed a concession or agency commission equal to $27 per Unit on subsequent Unit purchases from the Sponsor throughout the remainder of the initial offering period, provided, however, that a Qualifying Broker-Dealer will be allowed a concession or agency commission equal to the concession or agency commission allowed to such firm on the Date of Deposit for subsequent purchases on a single day equal to the lesser of (a) 1,000 Units of a Trust (or all remaining Units if the Sponsor has less than 1,000 unsold Units available for sale) or (b) the number of Units of a Trust purchased on the Date of Deposit.

         The paragraph immediately following the table under "Public Offering--Unit Distribution--IM-IT Laddered Series and IM-IT Limited Maturity Trusts" in Prospectus Part II is replaced in its entirety with the following paragraph:

                  Notwithstanding the preceding table, non-Underwriter broker-dealers and other selling agents that purchase 100 or more Units of a Long-Term Trust from the Sponsor on the Date of Deposit ("Qualifying Broker-Dealers") will be allowed a concession or agency commission on such Units equal to the regular concession allowed to Underwriters described under "Sponsor and Underwriter Compensation" below. In addition, Qualifying Broker- Dealers will be allowed a concession or agency commission equal to $35 per Unit on subsequent Unit purchases from the Sponsor throughout the remainder of the initial offering period, provided, however, that a Qualifying Broker-Dealer will be allowed a concession or agency commission equal to the concession or agency commission allowed to such firm on the Date of Deposit for subsequent purchases on a single day equal to the lesser of
         (a) 1,000 Units of a Trust (or all remaining Units if the Sponsor has less than 1,000 unsold Units available for sale) or (b) the number of Units of a Trust purchased on the Date of Deposit.

         PUBLIC OFFERING--SPONSOR AND UNDERWRITER COMPENSATION. The paragraph immediately following the table under "Public Offering--Sponsor and Underwriter Compensation--Long-Term Trusts" in Prospectus Part II is replaced in its entirety with the following paragraph:

                  In addition, Underwriters of these Trusts will be allowed a concession or agency commission equal to $27 per Unit on subsequent Unit purchases throughout the remainder of the initial offering period rather than the broker-dealer concessions described under "Unit Distribution," provided, however, that an Underwriter will be allowed a concession equal to the Underwriter concession allowed to such firm on the Date of Deposit for subsequent purchases on a single day equal to the lesser of (a) 1,000 Units of a Trust (or all remaining Units if the Sponsor has less than 1,000 unsold Units available for sale) or (b) the number of Units of a Trust purchased on the Date of Deposit.

         The paragraph immediately following the table under "Public Offering--Sponsor and Underwriter Compensation--Long-Term Trusts" in Prospectus
Part II is replaced in its entirety with the following paragraph:

                  In addition, Underwriters of a Long-Term Trust will be allowed a concession or agency commission equal to $35 per Unit on subsequent Unit purchases throughout the remainder of the initial offering period rather than the broker-dealer concessions described under "Unit Distribution," provided, however, that an Underwriter will be allowed a concession equal to the Underwriter concession allowed to such firm on the Date of Deposit for subsequent purchases on a single day equal to the lesser of (a) 1,000 Units of a Trust (or all remaining Units if the Sponsor has less than 1,000 unsold Units available for sale) or (b) the number of Units of a Trust purchased on the Date of Deposit.

Supplement Dated:  December 21, 2004